Leases - Additional Information (Details) - Mariadb Corporation Ab	12 Months Ended
Sep. 30, 2022
Maximum
Leases.
Lessee, Operating Lease, Term of Contract	5 years
Lessee, Operating Lease, Term of Contract	3 years
Minimum
Leases.
Lessee, Operating Lease, Term of Contract	1 year
Lessee, Operating Lease, Term of Contract	1 year